Equity (Details 2) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Equity Abstract
Profit for the year	R$ 9,579,563	R$ 3,523,531	R$ 3,121,267
(-) Legal reserve - 5%	478,978	176,177	156,063
Distribution of earnings	9,100,585	3,347,354	2,965,204
Minimum mandatory dividend - 25%	R$ 2,275,146	R$ 836,839	R$ 741,301
Dividend per share and per ADS	R$ 3.33	R$ 1.22	R$ 1.08455